D1 Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Summary of Provisions

Provisions
	Restructuring	Customer related	Supplier related	Warranty	Share-based payments	Other	Total
2022
Opening balance	639	3,440	1,231	1,074	1,591	1,529	9,504
Additions	400	1,024	561	368	303	4,129	6,785
Balances regarding acquired business 1)	—	—	—	—	—	1,050	1,050
Reversal of excess amounts	(54)	(585)	(960)	(120)	(99)	(220)	(2,038)
Charged to income statement							4,747
Utilization 1)	(338)	(824)	(144)	(646)	(897)	(1,724)	(4,573)
Reclassifications	(21)	(31)	32	—	—	595	575
Translation differences	43	69	2	2	87	82	285
Closing balance	669	3,093	722	678	985	5,441	11,588

Of which current provisions	448	1,215	198	572	642	4,554	7,629
Of which non-current provisions	221	1,878	524	106	343	887	3,959

2021
Opening balance	1,200	3,850	791	987	2,107	1,531	10,466
Additions	303	795	1,020	455	1,367	483	4,423
Reversal of excess amounts	(98)	(491)	(228)	(153)	(122)	(86)	(1,178)
Charged to income statement							3,245
Utilization	(785)	(841)	(175)	(109)	(1,837)	(462)	(4,209)
Reclassifications	(1)	104	(179)	(107)	—	39	(144)
Translation differences	20	23	2	1	76	24	146
Closing balance	639	3,440	1,231	1,074	1,591	1,529	9,504

Of which current provisions	411	1,488	1,231	320	915	1,417	5,782
Of which non-current provisions	228	1,952	—	754	676	112	3,722

1)	Includes a provision from acquired business in the third quarter 2022, which was utilized in the fourth quarter 2022. For more information see note E2 “Business combinations”.